Bank indebtedness (Tables)	12 Months Ended
Mar. 25, 2017
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016
	(In thousands)

Maximum borrowing outstanding during the year	$83,615	$78,137
Average outstanding balance during the year	$71,750	$68,205
Weighted average interest rate for the year	3.2%	3.2%
Effective interest rate at year-end	3.0%	3.3%